Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Net Intangible Assets
Net intangible assets as of December 31, 2017 are as follows:

		December 31
		2016	2017
	Useful life	US$ thousands
Original cost:
Current technology	3	3,833	3,844
Customer relationships	3	1,937	1,937
		5,770	5,781
Accumulated amortization:
Current technology		1,930	3,181
Customer relationships		916	1,553
		2,846	4,734

Intangible assets, Net:
Current technology		1,903	663
Customer relationships		1,021	384
		2,924	1,047